Commitments and Contingencies - Pipeline Capacity Agreements (Details) - Pipeline capacity agreements $ in Thousands	Mar. 31, 2018 USD ($)
Future minimum throughput payments
2019	$ 50,201
2020	41,379
Total	$ 91,580